Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov. 01, 2011
Allianz RCM Technology Fund (Second Prospectus Summary) | Allianz RCM Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz RCM Technology Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if of the Fund you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 133 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its  portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2011 was 171%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating
Expenses or in the Examples above, can adversely affect the Fund's investment performance.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. The Examples also assume conversion of
Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of
technology companies and in derivatives and other synthetic
instruments that have economic characteristics similar to equity securities of technology companies. Derivatives transactions may have the effect of either magnifying or limiting the Fund's gains and losses. The Fund normally invests in companies organized or headquartered in at least three different countries and may invest up to 50% of its assets in non-U.S. issuers, including those organized or headquartered in emerging market countries, but normally no more than 25% of its assets are invested in issuers organized or headquartered in any one country outside the United
States, other than Japan. The Fund intends to invest primarily in companies with market capitalizations greater than $500 million, with no more than 15% of its assets in technology companies with market capitalizations below $100 million. The Fund is
"non-diversified," which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. The portfolio managers define technology companies as those that provide technology products or services or utilize technology to gain competitive advantages. The portfolio managers evaluate fundamental value and growth prospects and focus on companies that they expect will have higher than average rates of growth and strong potential for capital appreciation. The portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to helpidentify regions and countries that are likely to offer the best investment opportunities. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs) and may utilize foreign currency exchange contracts, options, futures and forward contracts, short sales, swap agreements and other derivative instruments. Although the Fund may invest in derivatives of any kind, it expects to invest in options, swaps and, to a lesser extent, foreign exchange contracts.
The Fund may write call options on individual securities that it does not hold in its portfolio (i.e., "naked" call options) as well as call options on indices and exchange-traded funds. The Fund ordinarily expects to use derivative instruments in an attempt to enhance the Fund's investment returns, to hedge against market and other risks or to obtain market exposure. The Fund may enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements in order to manage its exposure to credit, currency and interest rate risk.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Focusing on a
limited number of issuers, sectors (such as the technology
sectors), industries, or geographic regions increases risk and volatility (Focused Investment Risk (Technology-Related Risk)).
Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation (Derivatives Risk).
Other principal risks include: Credit Risk (an issuer or
counterparty may default on obligations); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging
Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk,
Emerging Markets Risk, Currency Risk (non-U.S. securities markes and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); Short Selling Risk (short selling
enhances leveraging risk and involves counterparty risk and the risk of unlimited loss); and Turnover Risk (high levels of
portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal
Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the
Information risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index, a sector-specific index and a performance average of similar mutual funds. The bar chart and the information to its right show
performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B and Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class.
Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the
particular share class of the Fund. These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the
predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the
Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance
Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index, a sector-specific index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B and Class C performance would be lower than
Class A performance because of the lower expenses paid by Class A shares.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
More Recent Return Information

1/1/11-9/30/11                  -12.05%

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 10/01/2001-12/31/2001    40.03%

Lowest 01/01/2001-03/31/2001    -34.23%

Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns able reflects the impact of sales charges.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold
Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz RCM Technology Fund (Second Prospectus Summary) | Allianz RCM Technology Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(12.05%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	40.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.23%)
Allianz RCM Technology Fund | NASDAQ Composite Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	NASDAQ Composite Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.76%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 1995
Allianz RCM Technology Fund | S&P North American Technology Sector Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P North American Technology Sector Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.83%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 1995
Allianz RCM Technology Fund | Lipper Global Science & Technology Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Global Science & Technology Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.82%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 1995
Allianz RCM Technology Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	704
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,027
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,373
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,346
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	704
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,027
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,373
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,346
Annual Return 2001	rr_AnnualReturn2001	(39.69%)
Annual Return 2002	rr_AnnualReturn2002	(40.61%)
Annual Return 2003	rr_AnnualReturn2003	68.54%
Annual Return 2004	rr_AnnualReturn2004	17.49%
Annual Return 2005	rr_AnnualReturn2005	8.43%
Annual Return 2006	rr_AnnualReturn2006	4.59%
Annual Return 2007	rr_AnnualReturn2007	28.73%
Annual Return 2008	rr_AnnualReturn2008	(47.91%)
Annual Return 2009	rr_AnnualReturn2009	57.30%
Annual Return 2010	rr_AnnualReturn2010	28.34%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.00%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 1995
Allianz RCM Technology Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 1995
Allianz RCM Technology Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.48%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 1995
Allianz RCM Technology Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	738
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,033
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,455
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,412
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	238
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	733
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,255
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,412
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.06%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 1995
Allianz RCM Technology Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	338
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	733
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,255
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,686
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	238
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	733
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,255
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,686
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 1995

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.